Exhibit 99.1

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Jul-14
Date of Report:	15-Aug-14

This report contains information regarding Bank of Montreal Registered Covered Bond Program’s Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Mortgage Loans are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Mortgage Loans in the Cover Pool will vary over time.

This report is for distribution only under such circumstances as may be permitted by applicable law. The information contained in this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Bank of Montreal to be accurate, however, Bank of Montreal makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Series	Initial Principal Amount	Translation Rate	C$ Equivalent	Final Maturity Date(2)	Coupon Rate	Rate Type

CB Series 1	€1,000,000,000	1.5150	$1,515,000,000	May 7, 2019	1.00%	Fixed

Outstanding under the Global Registered Covered Bond Program as of the Calculation Date			$1,515,000,000

Issued prior to CMHC registration under the legacy Covered Bond Program (1)			$7,603,700,000

Total Covered Bond Outstanding			$9,118,700,000

Total Outstanding OSFI Covered Bond Limit			22,395,744,000

Weighted average maturity of Outstanding Covered Bonds (months)			57.21
Weighted average remaining term of Loans in Cover Pool (months)			27.14

Covered Bond Series Ratings			Moody’s	Fitch	DBRS
CB Series 1			Aaa	AAA	AAA

(1) Covered bonds outstanding under the legacy Covered Bond Program do not form part of the BMO Global Registered Covered Bond Program nor do they benefit from the Covered Bond Legislative Framework.

(2) An Extended Due for Payment Date twelve months after the Maturity Date has been specified in the Final Terms of CBL1. The Coupon Rate specified for CBL1 applies until the Final Maturity Date following which the floating rate of interest specified in the Final Terms of CBL1 is payable monthly in arrears from the Final Maturity Date to but excluding the Extended Due for Payment Date. The capitalized terms used here are defined in the Final Terms dated 2 May 2014.

Supplementary Information

Parties to Bank of Montreal Global Registered Covered Bond Program
Issuer	Bank of Montreal
Guarantor Entity	BMO Covered Bond Guarantor Limited Partnership
Servicer and Cash Manager	Bank of Montreal
Interest Rate Swap Provider	Bank of Montreal
Covered Bond Swap Provider	Bank of Montreal
Bond Trustee and Custodian	Computershare Trust Company of Canada
Cover Pool Monitor	KPMG LLP
Account Bank and GDA	Bank of Montreal
Provider
Standby Bank Account and	Royal Bank of Canada
Standby GDA Provider
Principal Paying Agent	The Bank of New York Mellon

Bank of Montreal Credit Ratings
	Moody’s	Fitch	DBRS
Senior Debt	Aa3	AA-	AA
Short-Term Debt	P-1	F1+	R-1(high)
Ratings Outlook	Negative	Stable	Stable

Applicable Ratings of Standby Account Bank and Standby GDA Provider

	Moody’s	Fitch	DBRS
Royal Bank of Canada	P-1	F1+ or AA	R-1(high) or AA

Description of Ratings Triggers (1)(2)

A. Party Replacement Triggers

If the ratings of the counterparty falls below the level indicated below, such party is required to be replaced, or in the case of the Cash Manager, obtain a guarantee for its obligations.

Counterparty	Moody’s	Fitch	DBRS
Cash Manager (BMO)	P-1	F2 and BBB+	BBB(low)
Account Bank/GDA Provider (BMO)	P-1	F1 and A	R-1(middle) or AA(low)
Standby Account Bank/GDA Provider (RBC)	P-1	F1 or A	R-1(middle) or A(low)
Servicer (BMO)	Baa2	F2	BBB(low)
Interest Rate Swap Provider (BMO)	P-2 or A3	F3 and BBB-	R-2(high) or BBB(high)
Covered Bond Swap Provider (BMO)	P-2 or A3	F3 and BBB-	R-2(high) or BBB(high)
Paying Agent (BNY Mellon)	P-1	F1 and A	N/A

(1) Where only one rating is expressed, this rating represents the short-term rating (unless otherwise specified) and where two ratings are expressed, the first is short-term and the second is long-term.

(2) The discretion of the Guarantor LP to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.

BMO Covered Bond Program	Monthly Investor Report - July 2014	1 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Jul-14
Date of Report:	15-Aug-14

B. Summary of Specific Rating Trigger Actions

I) The following actions are required if the Cash Manager (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) The Servicer will be required to direct amounts received directly into the GDA Account (or Standby GDA Account if applicable) within 2 Canadian business days and the Cash Manager shall immediately remit any funds held at such time for or on behalf of the Guarantor directly into the GDA Account	P-1	F1 or A	R-1(middle) or AA(low)

II) The following actions are required if the Servicer (BMO) undergoes a downgrade below the stipulated rating:

	Moody’s	Fitch	DBRS
a) The Servicer will be required to direct amounts received to the Cash Manager, or GDA as applicable	P-1	F1 or A	R-1(middle) or BBB(low)

III) The Swap Provider is required to transfer credit support or transfer all of its rights and obligations to a replacement third party, or to obtain a guarantee of its rights and obligations from a third party, if the Swap Provider undergoes a downgrade below the stipulated rating:

	Moody’s(3)	Fitch	DBRS
a) Interest Rate Swap Provider	P-1 or A2	F1 and A	R-1(middle) or A
b) Covered Bond Swap Provider	P-1 or A2	F1 and A	R-1(middle) or A
IV) The following actions are required if the Issuer (BMO) undergoes a downgrade below the stipulated rating:
	Moody’s	Fitch	DBRS
a) Mandatory repayment of the Demand Loan	N/A	F2 or BBB+	N/A

b) Cashflows will be exchanged under the Covered Bond Swap Agreement (to the extent not already taking place)	Baa1	BBB+	BBB(high)

c) Transfer of title to Loans to Guarantor(4)	A3	BBB-	BBB(low)

Events of Defaults & Test Compliance
Asset Coverage Test (C$ Equivalent of Outstanding		Pass
Covered Bond < Adjusted Aggregate Asset Amount)
Issuer Event of Default		No
Guarantor LP Event of Default		No

(3) If no short term rating exists, then A1

(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Pre-Maturity Test
(Applicable to Hard Bullet Covered Bonds)

Pre-Maturity Required Ratings	Moody’s	Fitch	DBRS(1)
	P-1	F1+	A(high) or A(low)

Following a breach of the Pre-Maturity test in respect of a Series of Hard Bullet Covered Bonds, and unless the Pre-Maturity Liquidity Ledger is otherwise funded from the other sources, the Partnership shall offer to sell Randomly Selected Loans if Final Maturity Date is within 12 months from the Pre-Maturity Test Date

(1) In the case of DBRS, if Final Maturity Date is within six months of the Pre-Maturity Test Date, then A(high), otherwise A(low).

Reserve Fund

Reserve Fund Required Amount Ratings	Moody’s	Fitch	DBRS
Senior		A	A(low)
Short Term	P-1	F1	R-1(middle)

Are the ratings of the Issuer below the Reserve Fund Required Amount Ratings?		No

If the ratings of the Issuer fall below the Reserve Fund Required Amount Ratings, then the Guarantor shall credit or cause to be credited to the Reserve Fund funds up to an amount equal to the Reserve Fund Required Amount.

Reserve Fund Required Amount:        Nil

BMO Covered Bond Program	Monthly Investor Report - July 2014	2 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Jul-14
Date of Report:	15-Aug-14

Asset Coverage Test

C$ Equivalent of Outstanding Covered Bonds	$1,515,000,000

A = Lesser of (i) Sum of LTV adjusted outstanding principal balance and (ii) Sum of Asset percentage adjusted outstanding principal balance	$6,660,508,512		A (i)		7,123,538,515
B = Principal receipts not applied	-		A (ii)		6,660,508,512
C = Cash capital contributions	-	Asset Percentage		93.5%
D = Substitution assets	-	Maximum Asset
E = (i) Reserve fund balance	-	Percentage		95.0%
(ii) Pre - Maturity liquidity ledger balance	-
F = Negative carry factor calculation	-

Total: A + B + C + D + E - F	$6,660,508,512

Asset Coverage Test Pass/Fail	Pass
Valuation Calculation

Trading Value of Covered Bonds	$1,539,436,950

A = Lesser of i) Present value of outstanding loan balance of Performing	7,171,624,866
Eligible Loans(1) and ii) 80% of Market Value(2) of properties securing
Performing Eligible Loans, net of adjustments			A (i)		7,171,624,866
B = Principal receipts up to calculation date not otherwise applied	-		A (ii)		12,087,855,441
C = Cash capital contributions	-
D = Trading Value of any Substitute Assets	-
E = (i) Reserve Fund Balance, if applicable	-
(ii) Pre - Maturity liquidity ledger balance	-
F = Trading Value of Swap Collateral	-

Total: A + B + C + D + E + F	$7,171,624,866

(1) Present value of expected future cash flows of Loans using current market interest rates offered to BMO clients. The effective weighted average rate used for discounting is 2.93%
(2) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.
Intercompany Loan Balance

Guarantee Loan	$1,620,412,341
Demand Loan	5,762,307,959

Total	$7,382,720,300

Cover Pool Losses

Period end	Write Off Amounts	Loss Percentage (Annualized)
July 31, 2014	$0	0.00%

Cover Pool Flow of Funds

	Current Month	Previous Month
Cash Inflows
Principal receipts	319,912,193	280,073,635
Proceeds for sale of Loans
Revenue Receipts	19,799,458	23,156,309
Swap Receipts	6,032,859	7,151,511
Cash Capital Contribution	-	-
Advances of Intercompany Loans
Guarantee Fee
Cash Outflows
Swap Payment	-	-
Intercompany Loan interest	(11,332,624)	(12,198,464)
Intercompany Loan principal	(330,859,100)	(360,747,400)
Intercompany Loan repayment
Mortgage Top-up Settlement
Misc Partnership Expenses	(109)	(93)
Profit Distribution to Partners	(4,236)	-

Net inflows/(outflows)	3,548,441	(62,564,502)

Cover Pool - Summary Statistics

Asset Type	Mortgages
Previous Month Ending Balance	7,389,192,862
Aggregate Outstanding Balance	$7,126,292,902
Number of Loans	36,039
Average Loan Size	$197,738
Number of Primary Borrowers	35,144
Number of Properties	36,039

Weighted Average Current Loan to Value (LTV) (1)	56.25%
Weighted Average Authorized LTV (2)	69.67%
Weighted Average Original LTV (2)	69.67%
Weighted Average Seasoning	27.45	(Months)
Weighted Average Coupon	3.13%
Weighted Average Original Term	54.59	(Months)
Weighted Average Remaining Term	27.14	(Months)
Substitution Assets	Nil

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

(2) Value as most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan or subsequently thereto).

BMO Covered Bond Program	Monthly Investor Report - July 2014	3 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Jul-14
Date of Report:	15-Aug-14

Cover Pool - Delinquency Distribution

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and less than 30 days past due	35,970	99.81	$7,112,628,325	99.81
30 - 59 days past due	35	0.10	$7,936,934	0.11
60 - 89 days past due	15	0.04	$2,973,256	0.04
90 or more days past due	19	0.05	$2,754,387	0.04

Grand Total	36,039	100.00	$7,126,292,902	100.00

Cover Pool - Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage

Alberta	4,203	11.66	$940,492,130	13.20
British Columbia	4,216	11.70	$1,039,701,022	14.59
Manitoba	648	1.80	$98,031,453	1.38
New Brunswick	703	1.95	$82,409,812	1.16
Newfoundland	919	2.55	$140,283,490	1.97
Northwest Territories & Nunavut	-	-	$-	-
Nova Scotia	1,239	3.44	$192,412,621	2.70
Ontario	15,362	42.63	$3,163,826,945	44.40
Prince Edward Island	230	0.64	$30,253,141	0.42
Quebec	7,793	21.62	$1,313,811,887	18.44
Saskatchewan	726	2.01	$125,070,401	1.76
Yukon Territories	-	-	$-	-

Grand Total	36,039	100.00	$7,126,292,902	100.00

Cover Pool - Credit Score Distribution

Credit Score	Number of Loans	Percentage	Principal Balance	Percentage

Less than 600 or Unavailable	823	2.28	$144,859,858	2.03
600 - 650	1,292	3.59	$279,081,938	3.92
651 - 700	3,833	10.64	$859,537,470	12.06
701 - 750	8,032	22.29	$1,752,927,752	24.60
751 - 800	14,363	39.85	$2,848,246,489	39.97
801 and Above	7,696	21.35	$1,241,639,395	17.42

Grand Total	36,039	100.00	$7,126,292,902	100.00

Cover Pool - Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage

Fixed	32,641	90.57	$6,344,972,384	89.04
Variable	3,398	9.43	$781,320,518	10.96

Grand Total	36,039	100.00	$7,126,292,902	100.00

Cover Pool - Mortgage Asset Type Distribution

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
Conventional Amortizing Mortgages	36,039	100.00	$7,126,292,902	100.00

Grand Total	36,039	100.00	$7,126,292,902	100.00

Cover Pool - Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Owner Occupied	30,257	83.96	$5,830,479,349	81.82
Non-Owner Occupied	5,782	16.04	$1,295,813,553	18.18

Grand Total	36,039	100.00	$7,126,292,902	100.00

Cover Pool - Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 1.00	-	-	$-	-
1.00 - 3.99	33,526	93.03	$6,806,597,018	95.51
4.00 - 4.49	1,904	5.28	$242,371,817	3.40
4.50 - 4.99	443	1.23	$55,580,290	0.78
5.00 - 5.49	120	0.33	$17,199,749	0.24
5.50 - 5.99	30	0.08	$2,925,186	0.04
6.00 - 6.49	14	0.04	$1,544,484	0.02
6.50 - 6.99	2	0.01	$74,358	0.00
7.00 - 7.49	-	-	$-	-
7.50 - 7.99	-	-	$-	-
8.00 and Above	-	-	$-	-

Grand Total	36,039	100.00	$7,126,292,902	100.00

BMO Covered Bond Program	Monthly Investor Report - July 2014	4 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Jul-14
Date of Report:	15-Aug-14

Cover Pool - Current LTV Distribution (1)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	3,868	10.73	$251,956,195	3.54
20.01 - 25.00	1,838	5.10	$194,201,885	2.73
25.01 - 30.00	1,932	5.36	$233,808,760	3.28
30.01 - 35.00	2,158	5.99	$311,371,876	4.37
35.01 - 40.00	2,076	5.76	$345,063,740	4.84
40.01 - 45.00	2,064	5.73	$363,239,763	5.10
45.01 - 50.00	2,120	5.88	$425,972,641	5.98
50.01 - 55.00	2,388	6.63	$530,795,324	7.45
55.01 - 60.00	2,584	7.17	$661,581,792	9.28
60.01 - 65.00	3,351	9.30	$840,837,385	11.80
65.01 - 70.00	4,895	13.58	$1,276,838,216	17.92
70.01 - 75.00	6,117	16.97	$1,524,380,733	21.39
75.01 - 80.00	648	1.80	$166,244,593	2.33
80.01 and Above	-	-	$-	-

Grand Total	36,039	100.00	7,126,292,902	100.00

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

Cover Pool - Remaining Term Distribution

Months to Maturity	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12	6,952	19.29	$1,241,221,590	17.42
12 - 17	4,982	13.82	$894,501,029	12.55
18 - 24	3,670	10.18	$707,156,265	9.92
25 - 30	1,659	4.60	$347,689,026	4.88
31 - 36	6,766	18.77	$1,358,434,038	19.06
37 - 42	10,958	30.41	$2,379,400,474	33.39
43 - 48	991	2.75	$187,321,712	2.63
49 - 54	61	0.17	$10,568,768	0.15
55 - 60	-	-	$-	-
61 - 63	-	-	$-	-
72 and Above	-	-	$-	-

Grand Total	36,039	100.00	$7,126,292,902	100.00

Cover Pool - Remaining Principal Balance Distribution

Remaining Principal Balance (C$)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	8,768	24.33	$561,646,491	7.88
100,000 - 199,999	13,469	37.37	$2,004,941,693	28.13
200,000 - 299,999	8,122	22.54	$1,984,169,680	27.84
300,000 - 399,999	3,198	8.87	$1,092,078,165	15.32
400,000 - 499,999	1,230	3.41	$544,869,713	7.65
500,000 - 599,999	563	1.56	$305,936,628	4.29
600,000 - 699,999	249	0.69	$160,252,320	2.25
700,000 - 799,999	134	0.37	$99,723,110	1.40
800,000 - 899,999	69	0.19	$58,219,181	0.82
900,000 - 999,999	58	0.16	$54,338,081	0.76
1,000,000 - 1,499,999	117	0.32	$140,465,447	1.97
1,500,000 - 2,000,000	42	0.12	$72,348,655	1.02
2,000,000 - 3,000,000	20	0.06	$47,303,739	0.66
3,000,000 and Above	-	-	$-	-

	36,039	100.00	$7,126,292,902	100.00

Cover Pool - Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condominium	5,813	16.13	$1,031,462,774	14.47
Multi-Residential	1,918	5.32	$449,058,376	6.30
Single Family	26,148	72.55	$5,229,611,863	73.38
Townhouse	2,160	5.99	$416,159,889	5.84

Grand Total	36,039	100.00	7,126,292,902	100.00

Note: Percentages and totals in the above tables may not add exactly due to rounding.

Cover Pool - Current LTV and Delinquency Distribution by Province (1)

		Aging Summary
		Current and
		less than 30	30 to 59	60 to 89	90 or more
Province	Current LTV (%)	days past due	days past due	days past due	days past due	Total
Alberta	20.00 and Below	$27,630,060	$53,155	$-	$-	$27,683,216
	20.01 - 25	$22,932,423	$-	$-	$-	$22,932,423
	25.01 - 30	$26,735,882	$-	$87,128	$-	$26,823,010
	30.01 - 35	$33,385,843	$-	$-	$-	$33,385,843
	35.01 - 40	$43,185,862	$-	$-	$-	$43,185,862
	40.01 - 45	$42,283,807	$-	$-	$-	$42,283,807
	45.01 - 50	$59,882,810	$-	$-	$158,344	$60,041,154
	50.01 - 55	$68,679,940	$-	$203,983	$-	$68,883,923
	55.01 - 60	$109,971,889	$282,998	$-	$-	$110,254,887
	60.01 - 65	$167,060,885	$-	$-	$-	$167,060,885
	65.01 - 70	$216,641,715	$-	$-	$-	$216,641,715
	70.01 - 75	$121,315,405	$-	$-	$-	$121,315,405
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		939,706,522	336,154	291,111	158,344	940,492,130

BMO Covered Bond Program	Monthly Investor Report - July 2014	5 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Jul-14
Date of Report:	15-Aug-14

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
British Columbia	20.00 and Below	$52,527,861	$-	$78,426	$-	$52,606,287
	20.01 - 25	$36,874,393	$-	$-	$-	$36,874,393
	25.01 - 30	$41,717,288	$-	$-	$-	$41,717,288
	30.01 - 35	$51,343,682	$145,916	$-	$-	$51,489,598
	35.01 - 40	$57,068,907	$-	$211,544	$-	$57,280,451
	40.01 - 45	$54,689,550	$-	$-	$-	$54,689,550
	45.01 - 50	$70,863,863	$-	$-	$-	$70,863,863
	50.01 - 55	$90,044,537	$-	$-	$133,482	$90,178,019
	55.01 - 60	$103,823,096	$-	$-	$-	$103,823,096
	60.01 - 65	$111,851,973	$493,112	$-	$149,018	$112,494,103
	65.01 - 70	$127,206,638	$334,455	$-	$-	$127,541,093
	70.01 - 75	$220,416,648	$-	$-	$324,541	$220,741,189
	75.01 - 80	$19,402,092	$-	$-	$-	$19,402,092
	80.01 and Above	$-	$-	$-	$-	$-

		1,037,830,529	973,483	289,970	607,041	1,039,701,022

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Manitoba	20.00 and Below	$3,052,411	$-	$-	$-	$3,052,411
	20.01 - 25	$2,763,332	$-	$-	$-	$2,763,332
	25.01 - 30	$4,490,494	$-	$-	$-	$4,490,494
	30.01 - 35	$4,511,158	$-	$-	$-	$4,511,158
	35.01 - 40	$3,645,111	$-	$-	$-	$3,645,111
	40.01 - 45	$4,160,049	$-	$-	$-	$4,160,049
	45.01 - 50	$5,695,490	$-	$-	$-	$5,695,490
	50.01 - 55	$9,102,525	$-	$-	$-	$9,102,525
	55.01 - 60	$6,744,903	$-	$-	$-	$6,744,903
	60.01 - 65	$8,002,354	$-	$571,228	$-	$8,573,582
	65.01 - 70	$14,271,622	$-	$-	$-	$14,271,622
	70.01 - 75	$27,956,000	$-	$230,513	$-	$28,186,513
	75.01 - 80	$2,834,264	$-	$-	$-	$2,834,264
	80.01 and Above	$-	$-	$-	$-	$-

		97,229,711	-	801,741	-	98,031,453

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
New Brunswick	20.00 and Below	$2,914,900	$-	$-	$-	$2,914,900
	20.01 - 25	$2,108,009	$-	$-	$-	$2,108,009
	25.01 - 30	$2,165,412	$-	$-	$-	$2,165,412
	30.01 - 35	$3,018,389	$69,249	$-	$-	$3,087,638
	35.01 - 40	$3,271,810	$-	$-	$51,782	$3,323,593
	40.01 - 45	$3,991,145	$-	$-	$-	$3,991,145
	45.01 - 50	$4,772,377	$-	$-	$-	$4,772,377
	50.01 - 55	$7,195,751	$-	$-	$-	$7,195,751
	55.01 - 60	$5,151,834	$-	$-	$-	$5,151,834
	60.01 - 65	$9,474,446	$-	$-	$-	$9,474,446
	65.01 - 70	$18,414,642	$-	$-	$-	$18,414,642
	70.01 - 75	$19,810,067	$-	$-	$-	$19,810,067
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		82,288,781	69,249	-	51,782	82,409,812

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Newfoundland	20.00 and Below	$2,292,960	$-	$-	$-	$2,292,960
	20.01 - 25	$2,180,620	$-	$-	$-	$2,180,620
	25.01 - 30	$2,638,600	$-	$-	$-	$2,638,600
	30.01 - 35	$3,194,242	$-	$-	$-	$3,194,242
	35.01 - 40	$4,403,770	$-	$-	$-	$4,403,770
	40.01 - 45	$5,136,040	$-	$-	$-	$5,136,040
	45.01 - 50	$5,269,744	$-	$-	$-	$5,269,744
	50.01 - 55	$9,093,073	$-	$-	$-	$9,093,073
	55.01 - 60	$10,724,603	$-	$-	$-	$10,724,603
	60.01 - 65	$14,227,447	$-	$-	$-	$14,227,447
	65.01 - 70	$32,885,011	$-	$-	$-	$32,885,011
	70.01 - 75	$48,237,381	$-	$-	$-	$48,237,381
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		140,283,490	-	-	-	140,283,490

BMO Covered Bond Program	Monthly Investor Report - July 2014	6 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Jul-14
Date of Report:	15-Aug-14

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Northwest Territories	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nova Scotia	20.00 and Below	$3,493,902	$-	$-	$-	$3,493,902
	20.01 - 25	$3,670,804	$-	$-	$-	$3,670,804
	25.01 - 30	$4,562,512	$-	$-	$-	$4,562,512
	30.01 - 35	$6,344,699	$-	$-	$-	$6,344,699
	35.01 - 40	$8,291,056	$-	$-	$-	$8,291,056
	40.01 - 45	$9,212,339	$-	$-	$-	$9,212,339
	45.01 - 50	$9,378,371	$-	$-	$-	$9,378,371
	50.01 - 55	$10,300,043	$-	$-	$69,801	$10,369,844
	55.01 - 60	$11,999,828	$-	$-	$-	$11,999,828
	60.01 - 65	$17,532,469	$-	$-	$-	$17,532,469
	65.01 - 70	$32,031,210	$-	$-	$-	$32,031,210
	70.01 - 75	$42,386,542	$-	$-	$-	$42,386,542
	75.01 - 80	$33,139,048	$-	$-	$-	$33,139,048
	80.01 and Above	$-	$-	$-	$-	$-

		192,342,821	-	-	69,801	192,412,621

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Nunavut	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Ontario	20.00 and Below	$120,027,927	$50,214	$-	$118,936	$120,197,077
	20.01 - 25	$94,047,086	$-	$-	$-	$94,047,086
	25.01 - 30	$113,512,268	$-	$-	$-	$113,512,268
	30.01 - 35	$153,661,497	$167,285	$-	$147,377	$153,976,158
	35.01 - 40	$167,890,140	$144,447	$-	$-	$168,034,587
	40.01 - 45	$174,641,615	$447,533	$162,825	$-	$175,251,972
	45.01 - 50	$194,268,892	$207,042	$-	$-	$194,475,934
	50.01 - 55	$239,821,811	$93,955	$-	$-	$239,915,766
	55.01 - 60	$298,198,394	$615,374	$282,873	$-	$299,096,641
	60.01 - 65	$361,181,554	$181,629	$-	$-	$361,363,183
	65.01 - 70	$623,297,082	$97,801	$-	$223,989	$623,618,872
	70.01 - 75	$574,813,900	$1,503,310	$373,468	$206,914	$576,897,592
	75.01 - 80	$43,103,885	$-	$335,921	$-	$43,439,807
	80.01 and Above	$-	$-	$-	$-	$-

		3,158,466,052	3,508,589	1,155,088	697,216	3,163,826,945

BMO Covered Bond Program	Monthly Investor Report - July 2014	7 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Jul-14
Date of Report:	15-Aug-14

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Prince Edward Island	20.00 and Below	$539,491	$-	$-	$-	$539,491
	20.01 - 25	$887,064	$-	$-	$-	$887,064
	25.01 - 30	$621,882	$-	$-	$-	$621,882
	30.01 - 35	$776,758	$-	$-	$-	$776,758
	35.01 - 40	$758,892	$-	$-	$-	$758,892
	40.01 - 45	$1,482,847	$-	$-	$-	$1,482,847
	45.01 - 50	$887,826	$-	$-	$-	$887,826
	50.01 - 55	$1,997,023	$-	$-	$-	$1,997,023
	55.01 - 60	$3,034,493	$-	$-	$-	$3,034,493
	60.01 - 65	$3,408,063	$-	$-	$-	$3,408,063
	65.01 - 70	$7,765,381	$-	$-	$-	$7,765,381
	70.01 - 75	$8,093,421	$-	$-	$-	$8,093,421
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		30,253,141	-	-	-	30,253,141

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Quebec	20.00 and Below	$36,117,391	$-	$27,972	$-	$36,145,362
	20.01 - 25	$27,418,904	$104,852	$-	$63,524	$27,587,280
	25.01 - 30	$34,193,646	$82,369	$-	$-	$34,276,015
	30.01 - 35	$49,738,202	$300,615	$-	$-	$50,038,817
	35.01 - 40	$49,639,591	$-	$-	$-	$49,639,591
	40.01 - 45	$62,575,868	$-	$-	$-	$62,575,868
	45.01 - 50	$64,773,301	$113,640	$-	$-	$64,886,942
	50.01 - 55	$81,070,944	$99,303	$-	$250,141	$81,420,389
	55.01 - 60	$101,029,806	$1,247,131	$-	$152,055	$102,428,991
	60.01 - 65	$130,879,828	$354,260	$-	$212,884	$131,446,971
	65.01 - 70	$176,990,731	$208,203	$-	$385,835	$177,584,769
	70.01 - 75	$427,740,574	$435,323	$175,612	$-	$428,351,509
	75.01 - 80	$67,323,617	$-	$-	$105,765	$67,429,382
	80.01 and Above	$-	$-	$-	$-	$-

		1,309,492,402	2,945,698	203,583	1,170,204	1,313,811,887

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Saskatchewan	20.00 and Below	$3,030,589	$-	$-	$-	$3,030,589
	20.01 - 25	$1,150,874	$-	$-	$-	$1,150,874
	25.01 - 30	$3,001,279	$-	$-	$-	$3,001,279
	30.01 - 35	$4,566,964	$-	$-	$-	$4,566,964
	35.01 - 40	$6,500,827	$-	$-	$-	$6,500,827
	40.01 - 45	$4,456,146	$-	$-	$-	$4,456,146
	45.01 - 50	$9,700,940	$-	$-	$-	$9,700,940
	50.01 - 55	$12,535,250	$103,762	$-	$-	$12,639,011
	55.01 - 60	$8,322,516	$-	$-	$-	$8,322,516
	60.01 - 65	$15,256,236	$-	$-	$-	$15,256,236
	65.01 - 70	$26,083,902	$-	$-	$-	$26,083,902
	70.01 - 75	$30,129,352	$-	$231,763	$-	$30,361,115
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		124,734,876	103,762	231,763	-	125,070,401

		Aging Summary
Province	Current LTV (%)	Current and less than 30 days past due	30 to 59 days past due	60 to 89 days past due	90 or more days past due	Total
Yukon Territories	20.00 and Below	$-	$-	$-	$-	$-
	20.01 - 25	$-	$-	$-	$-	$-
	25.01 - 30	$-	$-	$-	$-	$-
	30.01 - 35	$-	$-	$-	$-	$-
	35.01 - 40	$-	$-	$-	$-	$-
	40.01 - 45	$-	$-	$-	$-	$-
	45.01 - 50	$-	$-	$-	$-	$-
	50.01 - 55	$-	$-	$-	$-	$-
	55.01 - 60	$-	$-	$-	$-	$-
	60.01 - 65	$-	$-	$-	$-	$-
	65.01 - 70	$-	$-	$-	$-	$-
	70.01 - 75	$-	$-	$-	$-	$-
	75.01 - 80	$-	$-	$-	$-	$-
	80.01 and Above	$-	$-	$-	$-	$-

		$-	$-	$-	$-	$-

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

BMO Covered Bond Program	Monthly Investor Report - July 2014	8 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Jul-14
Date of Report:	15-Aug-14

Cover Pool - Current LTV Distribution by Credit Score (1)

	Credit Scores
Current LTV (%)	<600	600 - 650	651 - 700	701 - 750	751 - 800	>800	Total
20.00 and Below	$6,159,535	$4,748,881	$12,949,902	$32,633,108	$99,823,667	$95,641,103	$251,956,195
20.01 - 25	$3,577,230	$4,630,352	$12,663,903	$30,219,562	$85,294,397	$57,816,440	$194,201,885
25.01 - 30	$3,814,748	$5,781,474	$18,761,278	$39,077,830	$93,359,931	$73,013,499	$233,808,760
30.01 - 35	$7,597,101	$10,761,964	$29,468,742	$53,356,106	$119,670,798	$90,517,165	$311,371,876
35.01 - 40	$9,750,392	$13,650,717	$31,907,689	$68,240,640	$140,781,816	$80,732,486	$345,063,740
40.01 - 45	$8,238,847	$11,755,255	$35,340,429	$74,048,426	$146,653,064	$87,203,741	$363,239,763
45.01 - 50	$9,727,468	$22,304,794	$45,873,497	$95,670,982	$164,390,180	$88,005,720	$425,972,641
50.01 - 55	$14,112,979	$22,331,887	$53,284,214	$130,202,064	$222,513,519	$88,350,661	$530,795,324
55.01 - 60	$23,948,438	$36,579,049	$81,973,449	$169,827,316	$253,610,014	$95,643,526	$661,581,792
60.01 - 65	$20,608,363	$38,029,476	$121,434,886	$194,392,678	$338,243,479	$128,128,502	$840,837,385
65.01 - 70	$20,620,288	$40,929,842	$160,315,840	$359,490,229	$524,657,661	$170,824,355	$1,276,838,216
70.01 - 75	$15,416,817	$58,917,066	$229,159,571	$451,867,147	$599,721,967	$169,298,165	$1,524,380,733
75.01 - 80	$1,287,651	$8,661,181	$26,404,071	$53,901,665	$59,525,993	$16,464,033	$166,244,593
80.01 and Above	$-	$-	$-	$-	$-	$-	$-

	$144,859,858	$279,081,938	$859,537,470	$1,752,927,752	$2,848,246,489	$1,241,639,395	$7,126,292,902

(1) Value as determined by adjusting, not less than quarterly, the Original Market Value utilizing the Indexation Methodology (see Appendix for details) for subsequent price developments.

BMO Covered Bond Program	Monthly Investor Report - July 2014	9 of 10

BMO Global Registered Covered Bond Program Monthly Investor Report

Calculation Date:	31-Jul-14
Date of Report:	15-Aug-14

Appendix Indexation Methodology

Starting July 1, 2014, the Guarantor employs an indexation methodology that meets the requirements provided for in the CMHC Guide to determine indexed valuations for Properties relating to the Loans in the Portfolio (which methodology may be changed from time to time and will, at any time, be disclosed in the then-current Investor Report and each future Investor Report for periods from and after July 1, 2014, the “Indexation Methodology”) for purposes of the Asset Coverage Test, the Amortization Test and the Valuation Calculation as set forth in the Guarantor Agreement, and for all other purposes as required by the CMHC Guide. Any update or other change to the Indexation Methodology must comply with the requirements of the CMHC Guide and will (i) require notice to CMHC and satisfaction of any other conditions specified by CMHC in relation thereto, (ii) if such update or other change constitutes a material amendment thereto, require satisfaction of the Rating Agency Condition, and (iii) if such update or other change is materially prejudicial to the Covered Bondholders, require the consent of the Bond Trustee.

Initially, the Indexation Methodology to be employed by the Guarantor will be based on (i) with respect to Properties located within the cities of Vancouver, Victoria, Calgary, Edmonton, Winnipeg, Ottawa-Gatineau, Hamilton, Toronto, Montreal, Quebec City and Halifax, data provided by Teranet through its House Price IndexTM (the “House Price Index”), and (ii) for Properties located in all other areas of Canada, a property value that is adjusted using the Teranet - National Bank Composite 11 House Price IndexTM (the “Composite 11 House Price Index”), which is calculated as a weighted average of the data for the eleven cities included in the House Price Index.

The data derived by the House Price Index is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the House Price Index for the related area. Details of the House Price Index and the Composite 11 House Price Index may be found at www.housepriceindex.ca.

Certain risks are associated with the use of composite indices and statistics including the House Price Index and the Composite 11 House Price Index, such as (i) the data provided with respect to larger geographical areas could mask localized price fluctuations, and (ii) data on the growth rate for each type of dwelling is not available because the data provided combines all dwelling types and, therefore, the data provided may not reflect price fluctuations for the different types of dwellings. Accordingly, no assurance can be given that the valuation of the Properties in the Portfolio using the Indexation Methodology will result in an accurate determination of the actual realizable value of a particular Property or of the Portfolio as a whole. The Bank can give no assurance as to the accuracy of the information provided by the House Price Index or the Composite 11 House Price Index.

BMO Covered Bond Program	Monthly Investor Report - July 2014	10 of 10